Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000129660 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129660 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000129660 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129660 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129660 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129660 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129660 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129660 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129660 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129660 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129660 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000129660 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000129660 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000129660 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129660 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129661 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000129661 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000129661 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129661 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129661 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129661 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129661 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129661 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129661 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129661 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129661 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000129661 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000129661 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000129661 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129661 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169041 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000169041 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000169041 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169041 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169041 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169041 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169041 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169041 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169041 | T. Rowe Price High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169041 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169041 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000169041 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000169041 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000169041 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169041 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.60%